30 Equity (Details 2) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net income for the year	R$ 3,904,202
Legal Reserve (5%)	(195,210)
Realization of equity evaluation adjustment	59,630
Calculation basis for minimum mandatory dividends	3,768,622
Minimum mandatory dividend	942,156
Interest on own capital - gross value	807,500
Tax on interest on own capital	(76,401)
Interest on own capital, net	731,099
Complement to reach the mandatory minimum	211,057
Proposed additional dividend from non-capitalized earnings reserve (30.4.1)	1,507,449
Total proposed distribution, net	2,435,463
Total proposed distribution	R$ 2,526,006
Gross value of dividends per share: ordinary shares	R$ 0.88128	R$ 0.22423	R$ 0.13195
Gross amount of dividends per class of shares: ordinary shares	R$ 1,278,126
Restated [Member]
Net income for the year		R$ 1,989,946	R$ 1,407,063
Legal Reserve (5%)		(99,497)	(70,353)
Realization of equity evaluation adjustment		66,226	67,086
Calculation basis for minimum mandatory dividends		1,956,675	1,403,796
Minimum mandatory dividend		489,169	350,949
Interest on own capital - gross value		643,000	280,000
Tax on interest on own capital		(56,584)	(27,593)
Interest on own capital, net		586,416	252,407
Complement to reach the mandatory minimum			98,542
Proposed additional dividend from non-capitalized earnings reserve (30.4.1)
Total proposed distribution, net		586,416	350,949
Total proposed distribution		643,000	R$ 378,542
Interest on own capital, net, in advance, endorsed by CAD		R$ 97,247
Gross value of dividends per share: ordinary shares		R$ 0.22423	R$ 0.13195
Gross amount of dividends per class of shares: ordinary shares		R$ 325,210	R$ 191,369
Class "A" preferred [member]
Gross value of dividends per share, preferred	R$ 1.27172
Gross amount of dividends per class of shares, preferred	R$ 4,155
Class "A" preferred [member] | Restated [Member]
Gross value of dividends per share, preferred		R$ 0.39466	R$ 0.28905
Gross amount of dividends per class of shares, preferred		R$ 1,291	R$ 950
Class "B" preferred [member]
Gross value of dividends per share, preferred	R$ 0.96941
Gross amount of dividends per class of shares, preferred	R$ 1,243,725
Class "B" preferred [member] | Restated [Member]
Gross value of dividends per share, preferred		R$ 0.24669	R$ 0.14515
Gross amount of dividends per class of shares, preferred		R$ 316,499	R$ 186,223